Headline earnings - Dilutive shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Weighted average number of shares (in shares)	509,353,643	507,010,181
Dilutive potential of share options (in shares)	1,093,134	1,030,346
Dilutive weighted average number of ordinary shares (in shares)	510,446,777	508,040,527